CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
COMMUNICATION SERVICES - 2.7%
Entertainment - 2.7%
Live Nation Entertainment Inc.	400,000	$26,580,000	*
World Wrestling Entertainment Inc., Class A Shares	502,000	28,277,660

TOTAL COMMUNICATION SERVICES		54,857,660

CONSUMER DISCRETIONARY - 15.2%
Auto Components - 4.3%
Aptiv PLC	502,000	67,067,200
Lear Corp.	128,000	19,297,280

Total Auto Components		86,364,480

Diversified Consumer Services - 1.5%
Service Corp. International	590,000	29,753,700

Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	590,000	11,015,300

Internet & Direct Marketing Retail - 3.1%
Chewy Inc., Class A Shares	315,000	32,073,300	*
Expedia Group Inc.	240,000	29,784,000

Total Internet & Direct Marketing Retail		61,857,300

Leisure Products - 1.8%
Hasbro Inc.	398,000	37,340,360

Specialty Retail - 4.0%
Carvana Co.	150,000	39,178,500	*
Petco Health & Wellness Co. Inc.	280,750	7,307,923	*
Ross Stores Inc.	310,000	34,499,900

Total Specialty Retail		80,986,323

TOTAL CONSUMER DISCRETIONARY		307,317,463

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 4.8%
Casey’s General Stores Inc.	253,000	47,432,440
Performance Food Group Co.	1,078,000	50,536,640	*

Total Food & Staples Retailing		97,969,080

Household Products - 1.1%
Reynolds Consumer Products Inc.	714,000	21,420,000

TOTAL CONSUMER STAPLES		119,389,080

ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Pioneer Natural Resources Co.	300,000	36,270,000

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2021 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
FINANCIALS - 12.7%
Banks - 5.9%
Fifth Third Bancorp	1,124,000	$32,517,320
First Republic Bank	249,000	36,102,510
Western Alliance Bancorp	740,000	50,453,200

Total Banks		119,073,030

Insurance - 5.3%
Arch Capital Group Ltd.	1,325,000	41,618,250	*
Hartford Financial Services Group Inc.	950,001	45,619,048
Progressive Corp.	225,000	19,617,750

Total Insurance		106,855,048

Mortgage Real Estate Investment Trusts (REITs) - 1.5%
Starwood Property Trust Inc.	1,674,000	31,404,240

TOTAL FINANCIALS		257,332,318

HEALTH CARE - 11.9%
Biotechnology - 1.2%
BioMarin Pharmaceutical Inc.	285,000	23,592,300	*

Life Sciences Tools & Services - 9.0%
Avantor Inc.	1,710,800	50,451,492	*
Bio-Rad Laboratories Inc., Class A Shares	45,000	25,819,650	*
Bio-Techne Corp.	71,000	23,068,610
ICON PLC	100,000	20,381,000	*
Maravai LifeSciences Holdings Inc., Class A Shares	590,000	20,555,600	*
Syneos Health Inc.	575,000	42,751,250	*

Total Life Sciences Tools & Services		183,027,602

Pharmaceuticals - 1.7%
Catalent Inc.	203,500	23,412,675	*
Horizon Therapeutics PLC	145,000	10,509,600	*

Total Pharmaceuticals		33,922,275

TOTAL HEALTH CARE		240,542,177

INDUSTRIALS - 18.9%
Aerospace & Defense - 1.4%
Teledyne Technologies Inc.	76,000	27,132,760	*

Building Products - 5.0%
Masonite International Corp.	425,000	42,287,500	*
Resideo Technologies Inc.	725,000	16,747,500	*
Trane Technologies PLC	292,000	41,858,200

Total Building Products		100,893,200

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2021 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 0.9%
Waste Connections Inc.	179,000	$17,633,290

Construction & Engineering - 2.4%
API Group Corp.	873,731	15,648,522	*(a)
WillScot Mobile Mini Holdings Corp.	1,384,000	32,814,640	*

Total Construction & Engineering		48,463,162

Electrical Equipment - 5.7%
AMETEK Inc.	205,000	23,218,300
Regal Beloit Corp.	265,000	33,252,200
Shoals Technologies Group Inc., Class A Shares	493,715	16,751,750	*
Vertiv Holdings Co.	2,093,000	42,111,160

Total Electrical Equipment		115,333,410

Machinery - 1.2%
Rexnord Corp.	652,000	24,684,720

Professional Services - 1.1%
Clarivate PLC	771,000	22,312,740	*

Road & Rail - 1.2%
Old Dominion Freight Line Inc.	127,000	24,638,000

TOTAL INDUSTRIALS		381,091,282

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.2%
Arista Networks Inc.	80,000	24,604,800	*

Electronic Equipment, Instruments & Components - 4.3%
CDW Corp.	295,000	38,839,700
Keysight Technologies Inc.	331,000	46,866,290	*

Total Electronic Equipment, Instruments & Components		85,705,990

IT Services - 2.5%
Amdocs Ltd.	265,000	18,714,300
Black Knight Inc.	389,000	31,777,410	*

Total IT Services		50,491,710

Semiconductors & Semiconductor Equipment - 4.8%
Lam Research Corp.	70,000	33,876,500
ON Semiconductor Corp.	1,125,000	38,801,250	*
SolarEdge Technologies Inc.	86,000	24,796,380	*

Total Semiconductors & Semiconductor Equipment		97,474,130

Software - 4.9%
Aspen Technology Inc.	202,000	27,047,800	*
Autodesk Inc.	114,000	31,627,020	*
DocuSign Inc.	40,000	9,315,600	*
Splunk Inc.	190,000	31,355,700	*

Total Software		99,346,120

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2021 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp.		800,000	$26,688,000	*

TOTAL INFORMATION TECHNOLOGY			384,310,750

MATERIALS - 3.6%
Chemicals - 1.6%
Ashland Global Holdings Inc.		405,000	32,395,950

Containers & Packaging - 2.0%
Ball Corp.		469,000	41,281,380

TOTAL MATERIALS			73,677,330

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities Inc.		251,000	41,944,610
Americold Realty Trust		758,000	26,461,780

TOTAL REAL ESTATE			68,406,390

UTILITIES - 4.4%
Electric Utilities - 1.7%
Eversource Energy		389,000	34,037,500

Multi-Utilities - 2.7%
Ameren Corp.		477,000	34,687,440
DTE Energy Co.		170,000	20,182,400

Total Multi-Utilities			54,869,840

TOTAL UTILITIES			88,907,340

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,240,958,762)			2,012,101,790

	RATE
SHORT-TERM INVESTMENTS - 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	3,498,773	3,498,773
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	874,693	874,693	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,373,466)			4,373,466

TOTAL INVESTMENTS - 99.7% (Cost - $1,245,332,228)			2,016,475,256
Other Assets in Excess of Liabilities - 0.3%			5,895,933

TOTAL NET ASSETS - 100.0%			$2,022,371,189

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2021 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $874,693 and the cost was $874,693 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2021 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,012,101,790	—	—	$2,012,101,790
Short-Term Investments†	4,373,466	—	—	4,373,466

Total Investments	$2,016,475,256	—	—	$2,016,475,256

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,072,910	$22,840,842	22,840,842	$25,039,059	25,039,059

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$100	—	$874,693

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